UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-5189

                              The Spain Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: November 30, 2004

                    Date of reporting period: August 31, 2004

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ITEM 1. SCHEDULE OF INVESTMENTS.

Portfolio of Investments
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
August 31, 2004 (unaudited)

Company                                                Shares       U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 95.3%

Financial Services -- 27.8%
Banking-Money Center-21.0%
Banco Bilbao Vizcaya Argentaria, SA(a)                662,000       $  8,871,992
Banco Espanol de Credito(b)                            75,000            836,900
Banco Santander Central Hispano, SA                   613,819          6,052,713
                                                                    ------------
                                                                      15,761,605
                                                                    ------------
Banking-Regional -- 4.1%
Banco Popular Espanol, SA                              56,706          3,081,632
                                                                    ------------
Insurance -- 2.7%
Corporacion Mapfre, SA                                180,508          2,060,842
                                                                    ------------
                                                                      20,904,079
                                                                    ------------
Utilities -- 26.3%
Electric & Gas -- 12.2%
Enagas                                                175,000          1,947,604
Endesa, SA                                            174,593          3,247,842
Gas Natural SDG, SA                                    95,000          2,272,102
Red Electrica de Espana                                99,106          1,683,450
                                                                    ------------
                                                                       9,150,998
                                                                    ------------
Telephone -- 14.1%
Telefonica, SA                                        737,530         10,555,924
                                                                    ------------
                                                                      19,706,922
                                                                    ------------
Consumer Services -- 25.9%
Airlines -- 1.1%
Iberia Lineas Aereas de Espana, SA                    297,242            785,428
                                                                    ------------
Apparel -- 7.2%
Industria de Diseno Textil, SA (Inditex)              233,744          5,395,435
                                                                    ------------
Broadcasting & Cable -- 7.0%
Gestevision Tecinco, SA(b)                             74,894          1,177,426
Promotora de Informaciones (Prisa), SA                110,000          1,752,849
Sogecable, SA(b)                                       64,504          2,346,586
                                                                    ------------
                                                                       5,276,861
                                                                    ------------
Cellular Communications-1.7%
Telefonica Moviles, SA                                126,028          1,304,320
                                                                    ------------
Printing & Publishing -- 4.8%
Telefonica Publicidad e Informacion, SA               140,000            922,395
Unidad Editorial, SA Series A(b)(c)                   687,039          2,654,223
                                                                    ------------
                                                                       3,576,618
                                                                    ------------
Retail -- General Merchandise -- 2.5%
Aldeasa, SA                                            62,980          1,873,651
                                                                    ------------


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                                                              THE SPAIN FUND o 2

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                                                        Portfolio of Investments
--------------------------------------------------------------------------------

Company                                                Shares       U.S. $ Value
--------------------------------------------------------------------------------
Miscellaneous -- 1.6%
Amadeus Global Travel Distribution, SA                180,363       $  1,234,400
                                                                    ------------
                                                                      19,446,713
                                                                    ------------
Energy -- 7.3%
International -- 7.3%
Repsol-YPF, SA                                        265,070          5,508,944
                                                                    ------------
Capital Goods -- 3.3%
Engineering & Construction -- 3.3%
Acciona, SA                                            22,000          1,357,839
Grupo Ferrovial, SA                                    25,000          1,148,347
                                                                    ------------
                                                                       2,506,186
                                                                    ------------
Basic Industry -- 2.5%
Mining & Metals -- 2.5%
Acerinox, SA                                          136,000          1,851,700
                                                                    ------------
Technology -- 2.2%
Computer Services -- 2.2%
Indra Sistemas, SA                                    128,035          1,644,357
                                                                    ------------
Total Investments -- 95.3%
    (cost $43,950,799)                                                71,568,901
Other assets less liabilities -- 4.7%                                  3,508,982
                                                                    ------------
Net Assets -- 100%                                                  $ 75,077,883
                                                                    ============
Net Asset Value Per Share
    (applicable to 8,690,743 shares outstanding)                    $       8.64
                                                                    ============
Market Value Per Share                                              $      11.10
                                                                    ============

(a)   Security represents investment in an affiliate.
(b)   Non-income producing security.
(c)   Restricted and illiquid security, valued at fair value


--------------------------------------------------------------------------------
3 o THE SPAIN FUND

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

         EXHIBIT NO.       DESCRIPTION OF EXHIBIT

         11(a)(1) Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

         11(a)(2) Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002


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

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The Spain Fund, Inc.

By:   /s/ Marc O. Mayer
      Marc O. Mayer
      President

Date: October 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      Marc O. Mayer
      President

Date: October 28, 2004

By:   /s/ Mark D. Gersten
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: October 28, 2004


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